Capital risk management (Tables)	12 Months Ended
Dec. 31, 2024
CAPITAL RISK MANAGEMENT [Abstract]
Schedule of capital

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
CAPITAL (AS DEFINED ABOVE) IS SUMMARIZED AS FOLLOWS
Equity	1,052.3	789.2
Long-term debt	397.0	396.0
	1,449.3	1,185.2
Cash and cash equivalents	(105.2)	(185.5)
Total	1,344.1	999.7